UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2022

CLEARBRIDGE

TACTICAL DIVIDEND

INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to generate high current income, with capital appreciation as a secondary objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Tactical Dividend Income Fund for the six-month reporting period ended April 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

II	ClearBridge Tactical Dividend Income Fund

Performance review

For the six months ended April 30, 2022, Class A shares of ClearBridge Tactical Dividend Income Fund, excluding sales charges, returned -4.94%. The Fund’s unmanaged benchmark, the Dow Jones U.S. Select Dividend Indexi, returned 6.36% and the Fund’s Composite Benchmarkii returned -0.09% for the same period. The Lipper Equity Income Funds Category Averageiii returned -3.10% over the same time frame.

Performance Snapshot as of April 30, 2022 (unaudited)
(excluding sales charges)	6 months
ClearBridge Tactical Dividend Income Fund:
Class A	-4.94%
Class C	-5.22%
Class I	-4.78%
Class IS	-4.78%
Dow Jones U.S. Select Dividend Index	6.36%
Composite Benchmark	-0.09%
Lipper Equity Income Funds Category Average	-3.10%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2022, the gross total annual operating expense ratios for Class A, Class C, Class I and Class IS shares were 1.44%, 2.19%, 1.18 % and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.19% for Class A shares, 2.00% for Class C shares, 1.00% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or

ClearBridge Tactical Dividend Income Fund	III

Performance review (cont’d)

reimbursing expenses, exceed the expense limitation (“expense cap”) for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

RISKS: Equity and equity-related securities are subject to market and price fluctuations. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political, social and economic conditions, which could increase volatility. These risks are heightened in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as the risks associated with the real estate markets. Investments in Master Limited Partnerships (“MLPs”) include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, changes in tax laws, and other risks of the MLP and energy sector. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Dividends fluctuate and are subject to change. Dividends

IV	ClearBridge Tactical Dividend Income Fund

represent past performance and there is no guarantee they will continue to be paid. Diversification does not guarantee a profit or protect against a loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The Dow Jones U.S. Select Dividend Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts (REITs)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities.

ii

The Composite Benchmark is a representation of the performance of the major asset classes in which the Fund may typically invest, consisting of 60% Russell 3000 Value Index, 20% Alerian MLP Index and 20% MSCI U.S. REIT Index. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.) The Alerian MLP Index is a composite of the fifty most prominent energy MLPs and is calculated using a float-adjusted, capitalization-weighted methodology. The MSCI U.S. REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are included in the MSCI U.S. Investable Market Index (IMI) which captures large-, mid- and small-caps securities. The MSCI U.S. REIT Index represents about 99% of the U.S. REIT universe.

iii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 468 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Tactical Dividend Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2022 and October 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six months ended April 30, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized During Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-4.94%	$1,000.00	$950.60	1.18%	$5.71	Class A	5.00%	$1,000.00	$1,018.94	1.18%	$5.91
Class C	-5.22	1,000.00	947.80	1.96	9.47	Class C	5.00	1,000.00	1,015.08	1.96	9.79
Class I	-4.78	1,000.00	952.20	0.93	4.50	Class I	5.00	1,000.00	1,020.18	0.93	4.66
Class IS	-4.78	1,000.00	952.20	0.83	4.02	Class IS	5.00	1,000.00	1,020.68	0.83	4.16

2	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

[1]	For the six months ended April 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2022

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 59.4%
Communication Services — 2.2%
Diversified Telecommunication Services — 1.2%
Verizon Communications Inc.	85,790	$3,972,077
Entertainment — 1.0%
Activision Blizzard Inc.	45,900	3,470,040
Total Communication Services		7,442,117
Consumer Staples — 3.7%
Beverages — 1.9%
Coca-Cola Co.	97,030	6,269,109
Household Products — 1.8%
Kimberly-Clark Corp.	16,290	2,261,541
Procter & Gamble Co.	23,950	3,845,172
Total Household Products		6,106,713
Total Consumer Staples		12,375,822
Energy — 2.5%
Oil, Gas & Consumable Fuels — 2.5%
DT Midstream Inc.	52,600	2,827,250
Enbridge Inc.	42,190	1,841,172
Equitrans Midstream Corp.	189,500	1,489,470
Williams Cos. Inc.	69,570	2,385,555
Total Energy		8,543,447
Financials — 11.1%
Banks — 2.3%
Bank of America Corp.	96,700	3,450,256
JPMorgan Chase & Co.	37,900	4,523,744
Total Banks		7,974,000
Capital Markets — 7.0%
Blackstone Inc.	115,090	11,689,691
Blue Owl Capital Inc.	285,000	3,400,050
CME Group Inc.	6,920	1,517,833
Intercontinental Exchange Inc.	15,910	1,842,537
Trinity Capital Inc.	301,400	5,066,534
Total Capital Markets		23,516,645
Diversified Financial Services — 0.4%
Apollo Global Management Inc.	26,520	1,319,635

See Notes to Financial Statements.

4	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — 1.4%
Chubb Ltd.	13,210	$2,727,205
Progressive Corp.	18,400	1,975,424
Total Insurance		4,702,629
Total Financials		37,512,909
Health Care — 6.7%
Biotechnology — 0.6%
Amgen Inc.	8,430	1,965,792
Life Sciences Tools & Services — 1.4%
Danaher Corp.	18,590	4,668,589
Pharmaceuticals — 4.7%
Johnson & Johnson	13,790	2,488,543
Merck & Co. Inc.	66,590	5,905,867
Pfizer Inc.	152,574	7,486,806
Total Pharmaceuticals		15,881,216
Total Health Care		22,515,597
Industrials — 5.9%
Aerospace & Defense — 2.5%
Lockheed Martin Corp.	9,030	3,902,043
Raytheon Technologies Corp.	47,980	4,553,782
Total Aerospace & Defense		8,455,825
Air Freight & Logistics — 0.7%
United Parcel Service Inc., Class B Shares	12,520	2,253,350
Electrical Equipment — 0.5%
Emerson Electric Co.	19,250	1,735,965
Machinery — 2.2%
Otis Worldwide Corp.	56,500	4,115,460
Stanley Black & Decker Inc.	27,760	3,335,364
Total Machinery		7,450,824
Total Industrials		19,895,964
Information Technology — 18.3%
Communications Equipment — 1.5%
Cisco Systems Inc.	100,350	4,915,143
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	20,020	2,498,096
IT Services — 0.8%
Paychex Inc.	20,390	2,584,025
Semiconductors & Semiconductor Equipment — 5.0%
ASML Holding NV, Registered Shares	2,710	1,527,817
Intel Corp.	91,700	3,997,203

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2022

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV	16,670	$ 2,848,903
QUALCOMM Inc.	38,150	5,329,173
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,370	777,824
Texas Instruments Inc.	12,890	2,194,523
Total Semiconductors & Semiconductor Equipment		16,675,443
Software — 6.3%
Microsoft Corp.	61,170	16,975,898
NortonLifeLock Inc.	51,530	1,290,311
Oracle Corp.	41,570	3,051,238
Total Software		21,317,447
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	85,550	13,486,957
Total Information Technology		61,477,111
Materials — 1.2%
Chemicals — 1.2%
Air Products & Chemicals Inc.	7,230	1,692,326
Huntsman Corp.	70,440	2,385,803
Total Materials		4,078,129
Real Estate — 7.0%
Equity Real Estate Investment Trusts (REITs) — 7.0%
Alexandria Real Estate Equities Inc.	28,960	5,275,354
American Tower Corp.	9,210	2,219,794
Apartment Income REIT Corp.	42,788	2,103,886
Crown Castle International Corp.	5,072	939,385
Duke Realty Corp.	18,500	1,012,875
Equinix Inc.	3,260	2,344,201
Equity LifeStyle Properties Inc.	21,090	1,629,835
Gaming and Leisure Properties Inc.	60,047	2,664,886
Prologis Inc.	14,690	2,354,660
SBA Communications Corp.	5,740	1,992,411
Weyerhaeuser Co.	23,350	962,487
Total Real Estate		23,499,774
Utilities — 0.8%
Electric Utilities — 0.3%
NextEra Energy Inc.	16,520	1,173,251
Multi-Utilities — 0.5%
Sempra Energy	10,420	1,681,371
Total Utilities		2,854,622
Total Common Stocks (Cost — $126,141,884)		200,195,492

See Notes to Financial Statements.

6	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security		Shares/Units	Value
Master Limited Partnerships — 21.6%
Diversified Energy Infrastructure — 9.8%
Energy Transfer LP		1,296,630	$14,366,660
Enterprise Products Partners LP		513,970	13,316,963
Plains GP Holdings LP, Class A Shares		483,710	5,403,041	*
Total Diversified Energy Infrastructure			33,086,664
Gathering/Processing — 1.0%
Rattler Midstream LP		249,910	3,361,290
Global Infrastructure — 1.2%
Brookfield Renewable Partners LP		111,210	3,915,485
Liquids Transportation & Storage — 3.6%
Magellan Midstream Partners LP		188,720	9,143,484
PBF Logistics LP		191,350	3,002,282
Total Liquids Transportation & Storage			12,145,766
Oil/Refined Products — 3.8%
CrossAmerica Partners LP		156,720	3,261,343
MPLX LP		189,680	6,138,045
Sunoco LP		82,580	3,454,321
Total Oil/Refined Products			12,853,709
Petrochemicals — 1.5%
Westlake Chemical Partners LP		183,299	4,994,898
Power Generation — 0.7%
NextEra Energy Partners LP		33,340	2,222,444
Total Master Limited Partnerships (Cost — $44,299,641)			72,580,256

	Rate	Shares
Convertible Preferred Stocks — 11.9%
Communication Services — 2.1%
Media — 0.9%
Paramount Global, Non Voting Shares	5.750%	69,293	2,976,134
Wireless Telecommunication Services — 1.2%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,769	4,129,241
Total Communication Services			7,105,375
Consumer Discretionary — 1.0%
Auto Components — 1.0%
Aptiv PLC, Non Voting Shares	5.500%	27,670	3,420,289
Financials — 2.2%
Capital Markets — 2.2%
KKR & Co. Inc., Non Voting Shares	6.000%	115,490	7,571,524

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2022

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Rate		Shares	Value
Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
Boston Scientific Corp., Non Voting Shares	5.500%		2,934	$331,102
Information Technology — 3.5%
Semiconductors & Semiconductor Equipment — 3.5%
Broadcom Inc., Non Voting Shares	8.000%		6,714	11,712,573
Utilities — 3.0%
Electric Utilities — 1.3%
NextEra Energy Inc.	6.219%		88,590	4,191,193
Gas Utilities — 1.0%
South Jersey Industries Inc.	8.750%		31,730	2,192,543
Spire Inc.	7.500%		23,900	1,256,423
Total Gas Utilities				3,448,966
Multi-Utilities — 0.7%
DTE Energy Co.	6.250%		45,450	2,381,580
Total Utilities				10,021,739
Total Convertible Preferred Stocks (Cost — $34,348,326)				40,162,602
Investments in Underlying Funds — 2.2%
Ares Capital Corp.			44,860	909,312	(a)
Barings BDC Inc.			226,900	2,309,842	(a)
TriplePoint Venture Growth BDC Corp.			272,242	4,287,812	(a)
Total Investments in Underlying Funds (Cost — $6,051,467)				7,506,966

	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 2.2%
Communication Services — 0.4%
Entertainment — 0.4%
IMAX Corp., Senior Notes	0.500%	4/1/26	$1,500,000	1,340,250
Consumer Discretionary — 0.5%
Hotels, Restaurants & Leisure — 0.5%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	1,305,000	1,613,371
Industrials — 1.3%
Airlines — 1.3%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	3,114,000	4,358,043
Total Convertible Bonds & Notes (Cost — $6,134,975)				7,311,664
Total Investments before Short-Term Investments (Cost — $216,976,293)				327,756,980

See Notes to Financial Statements.

8	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

ClearBridge Tactical Dividend Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.305%	4,450,550	$4,450,550
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.385%	1,112,638	1,112,638	(b)
Total Short-Term Investments (Cost — $5,563,188)			5,563,188
Total Investments — 99.0% (Cost — $222,539,481)			333,320,168
Other Assets in Excess of Liabilities — 1.0%			3,433,159
Total Net Assets — 100.0%			$336,753,327

*	Non-income producing security.

(a)	Security is a business development company.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2022, the total market value of investments in Affiliated Companies was $1,112,638 and the cost was $1,112,638 (Note 8).

Abbreviation(s) used in this schedule:

ADR — American Depositary Receipts

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $221,426,843)	$332,207,530
Investments in affiliated securities, at value (Cost — $1,112,638)	1,112,638
Foreign currency, at value (Cost — $27,949)	25,922
Receivable for securities sold	2,879,298
Dividends and interest receivable from unaffiliated investments	964,706
Receivable for Fund shares sold	103,033
Dividends receivable from affiliated investments	249
Prepaid expenses	15,247
Total Assets	337,308,623

Liabilities:
Investment management fee payable	223,306
Payable for Fund shares repurchased	117,747
Transfer agent fees payable	81,322
Service and/or distribution fees payable	68,054
Fund accounting fees payable	34,616
Trustees’ fees payable	46
Accrued expenses	30,205
Total Liabilities	555,296
Total Net Assets	$336,753,327

Net Assets:
Par value (Note 7)	$169
Paid-in capital in excess of par value	309,194,468
Total distributable earnings (loss)	27,558,690
Total Net Assets	$336,753,327

See Notes to Financial Statements.

10	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

Net Assets:
Class A	$226,317,109
Class C	$21,762,038
Class I	$59,429,221
Class IS	$29,244,959

Shares Outstanding:
Class A	11,328,692
Class C	1,154,754
Class I	2,948,352
Class IS	1,451,983

Net Asset Value:
Class A (and redemption price)	$19.98
Class C*	$18.85
Class I (and redemption price)	$20.16
Class IS (and redemption price)	$20.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%; 5.50% effective August 15, 2022)	$21.20

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2022

Investment Income:
Dividends from unaffiliated investments	$6,010,643
Dividends from affiliated investments	409
Interest	95,881
Less: Foreign taxes withheld	(23,812)
Total Investment Income	6,083,121

Expenses:
Investment management fee (Note 2)	1,328,897
Service and/or distribution fees (Notes 2 and 5)	425,959
Transfer agent fees (Note 5)	181,744
Registration fees	38,805
Fund accounting fees	34,956
Legal fees	18,509
Audit and tax fees	15,022
Trustees’ fees	11,170
Shareholder reports	6,451
Custody fees	959
Insurance	925
Commitment fees (Note 9)	242
Interest expense	81
Miscellaneous expenses	2,631
Total Expenses	2,066,351
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(340)
Net Expenses	2,066,011
Net Investment Income	4,017,110

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	5,901,623
Foreign currency transactions	(189)
Net Realized Gain	5,901,434
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(27,435,977)
Foreign currencies	(2,483)
Change in Net Unrealized Appreciation (Depreciation)	(27,438,460)
Net Loss on Investments and Foreign Currency Transactions	(21,537,026)
Decrease in Net Assets From Operations	$(17,519,916)

See Notes to Financial Statements.

12	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2022 (unaudited) and the Year Ended October 31, 2021	2022	2021

Operations:
Net investment income	$4,017,110	$8,078,664
Net realized gain	5,901,434	21,918,347
Change in net unrealized appreciation (depreciation)	(27,438,460)	82,022,308
Increase (Decrease) in Net Assets From Operations	(17,519,916)	112,019,319

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,607,810)	(8,452,338)
Return of capital	—	(4,621,162)
Decrease in Net Assets From Distributions to Shareholders	(6,607,810)	(13,073,500)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	28,299,809	111,356,630
Reinvestment of distributions	6,403,161	11,751,553
Cost of shares repurchased	(35,391,071)	(137,129,337)
Decrease in Net Assets From Fund Share Transactions	(688,101)	(14,021,154)
Increase (Decrease) in Net Assets	(24,815,827)	84,924,665

Net Assets:
Beginning of period	361,569,154	276,644,489
End of period	$336,753,327	$361,569,154

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.41		$15.65	$18.13	$16.10	$16.63	$16.15

Income (loss) from operations:
Net investment income	0.24		0.48	0.50	0.37	0.50	0.43
Net realized and unrealized gain (loss)	(1.28)		6.06	(2.17)	2.44	(0.25)	0.90
Total income (loss) from operations	(1.04)		6.54	(1.67)	2.81	0.25	1.33

Less distributions from:
Net investment income	(0.39)	[3]	(0.50)	(0.28)	(0.38)	(0.53)	(0.44)
Return of capital	—		(0.28)	(0.53)	(0.40)	(0.25)	(0.41)
Total distributions	(0.39)		(0.78)	(0.81)	(0.78)	(0.78)	(0.85)

Net asset value, end of period	$19.98		$21.41	$15.65	$18.13	$16.10	$16.63
Total return[4]	(4.94)%		42.46%	(9.05)%	17.98%	1.51%	8.29%

Net assets, end of period (millions)	$226		$238	$117	$134	$115	$144

Ratios to average net assets:
Gross expenses	1.18%[5]		1.18%	1.20%	1.20%	1.19%	1.17%
Net expenses[6]	1.18	[5,7]	1.18 [7]	1.20 [7]	1.20	1.19 [7]	1.17 [7]
Net investment income	2.25	[5]	2.44	3.00	2.18	3.02	2.55

Portfolio turnover rate	13%		38%	47%	25%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.19%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.25%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$20.20		$14.79	$17.16	$15.28	$15.81	$15.39

Income (loss) from operations:
Net investment income	0.15		0.35	0.37	0.23	0.37	0.29
Net realized and unrealized gain (loss)	(1.19)		5.68	(2.05)	2.31	(0.24)	0.86
Total income (loss) from operations	(1.04)		6.03	(1.68)	2.54	0.13	1.15

Less distributions from:
Net investment income	(0.31)	[3]	(0.40)	(0.23)	(0.32)	(0.45)	(0.38)
Return of capital	—		(0.22)	(0.46)	(0.34)	(0.21)	(0.35)
Total distributions	(0.31)		(0.62)	(0.69)	(0.66)	(0.66)	(0.73)

Net asset value, end of period	$18.85		$20.20	$14.79	$17.16	$15.28	$15.81
Total return[4]	(5.22)%		41.34%	(9.67)%	17.08%	0.79%	7.49%

Net assets, end of period (000s)	$21,762		$31,509	$46,347	$84,027	$113,580	$171,602

Ratios to average net assets:
Gross expenses	1.96%[5]		1.93%	1.95%	1.94%	1.92%	1.91%
Net expenses[6]	1.96	[5,7]	1.93 [7]	1.95 [7]	1.94	1.92 [7]	1.91 [7]
Net investment income	1.48	[5]	1.93	2.33	1.45	2.31	1.79

Portfolio turnover rate	13%		38%	47%	25%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.59		$15.78	$18.27	$16.22	$16.75	$16.26

Income (loss) from operations:
Net investment income	0.27		0.55	0.56	0.42	0.56	0.46
Net realized and unrealized gain (loss)	(1.28)		6.08	(2.20)	2.46	(0.27)	0.93
Total income (loss) from operations	(1.01)		6.63	(1.64)	2.88	0.29	1.39

Less distributions from:
Net investment income	(0.42)	[3]	(0.53)	(0.29)	(0.40)	(0.56)	(0.47)
Return of capital	—		(0.29)	(0.56)	(0.43)	(0.26)	(0.43)
Total distributions	(0.42)		(0.82)	(0.85)	(0.83)	(0.82)	(0.90)

Net asset value, end of period	$20.16		$21.59	$15.78	$18.27	$16.22	$16.75
Total return[4]	(4.78)%		42.74%	(8.78)%	18.31%	1.77%	8.60%

Net assets, end of period (000s)	$59,429		$63,644	$49,069	$75,791	$84,885	$143,876

Ratios to average net assets:
Gross expenses	0.93%[5]		0.92%	0.94%	0.93%	0.92%	0.92%
Net expenses[6]	0.93	[5,7]	0.92 [7]	0.94 [7]	0.93	0.92	0.92
Net investment income	2.50	[5]	2.79	3.33	2.45	3.33	2.71

Portfolio turnover rate	13%		38%	47%	25%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.58		$15.77	$18.25	$16.21	$16.75	$16.27

Income (loss) from operations:
Net investment income	0.28		0.54	0.50	0.40	0.48	0.40
Net realized and unrealized gain (loss)	(1.29)		6.11	(2.12)	2.48	(0.19)	0.98
Total income (loss) from operations	(1.01)		6.65	(1.62)	2.88	0.29	1.38

Less distributions from:
Net investment income	(0.43)	[3]	(0.54)	(0.29)	(0.41)	(0.56)	(0.47)
Return of capital	—		(0.30)	(0.57)	(0.43)	(0.27)	(0.43)
Total distributions	(0.43)		(0.84)	(0.86)	(0.84)	(0.83)	(0.90)

Net asset value, end of period	$20.14		$21.58	$15.77	$18.25	$16.21	$16.75
Total return[4]	(4.78)%		42.90%	(8.69)%	18.30%	1.75%	8.56%

Net assets, end of period (000s)	$29,245		$28,589	$14,998	$1,192	$184	$82

Ratios to average net assets:
Gross expenses	0.83%[5]		0.84%	0.88%	1.03%	1.42%	2.40%
Net expenses[6,7]	0.83	[5]	0.84	0.88	0.90	0.90	0.90
Net investment income	2.61	[5]	2.74	3.07	2.29	2.90	2.36

Portfolio turnover rate	13%		38%	47%	25%	21%	27%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

18	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$200,195,492	—	—	$200,195,492
Master Limited Partnerships	72,580,256	—	—	72,580,256
Convertible Preferred Stocks:
Communication Services	2,976,134	$4,129,241	—	7,105,375
Other Convertible Preferred Stocks	33,057,227	—	—	33,057,227
Investments in Underlying Funds	7,506,966	—	—	7,506,966
Convertible Bonds & Notes	—	7,311,664	—	7,311,664
Total Long-Term Investments	316,316,075	11,440,905	—	327,756,980
Short-Term Investments†	5,563,188	—	—	5,563,188
Total Investments	$321,879,263	$11,440,905	—	$333,320,168

†	See Schedule of Investments for additional detailed categorizations.

(b) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(c) Master limited partnerships. The Fund may not invest more than 25% of the value of its total assets in the securities of Master Limited Partnerships (“MLPs”) that are treated for U.S. federal income tax purposes as qualified publicly traded partnerships. This 25% limitation applies generally to MLPs that focus on commodity and energy-related industries. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer,

20	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

The Fund, and entities in which the Fund invests, may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted if there is an audit of the Fund, or of any entity that is treated as a partnership for tax purposes in which the Fund holds an equity interest. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Return of capital estimates. Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital and distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(h) Partnership accounting policy. The Fund records its pro rata share of the income (loss) and capital gains (losses), to the extent of distributions it has received, allocated from the underlying partnerships and accordingly adjusts the cost basis of the underlying partnerships for return of capital. These amounts are included in the Fund’s Statement of Operations.

22	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

(i) Distributions to shareholders. Distributions are declared and paid on a quarterly basis to shareholders of the Fund and are recorded on ex-dividend date. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. The Fund may distribute additional amounts if required under the income tax regulations. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

The Fund may invest in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports its allocable share of the MLP’s taxable income in computing its own taxable income. The distributions paid by the MLPs generally do not constitute income for tax purposes. Each MLP may allocate losses to the Fund which are generally not deductible in computing the Fund’s taxable income until such time as that particular MLP either generates income to offset those losses or the Fund disposes of units in that MLP. This may result in the Fund’s taxable income being substantially different than its book income in any given year. As a result, the Fund may have insufficient taxable income to support its distributions paid resulting in a return of capital to shareholders. A return of capital distribution is generally not treated as taxable income to shareholders and instead reduces a shareholder’s basis in their shares of the Fund.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.725
Next $3 billion	0.700
Next $5 billion	0.675
Over $10 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.19%, 2.00%, 1.00% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s

24	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2022, fees waived and/or expenses reimbursed amounted to $340, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$14,324	—
CDSCs	2,365	$104

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,184,780
Sales	51,395,865

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

At April 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$222,539,481	$118,312,847	$(7,532,160)	$110,780,687

4. Derivative instruments and hedging activities

During the six months ended April 30, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$293,526	$128,804
Class C	132,433	17,893
Class I	—	34,685
Class IS	—	362
Total	$425,959	$181,744

For the six months ended April 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$226
Class C	24
Class I	61
Class IS	29
Total	$340

26	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended April 30, 2022	Year Ended October 31, 2021

Net Investment Income:
Class A	$4,370,221	$4,469,589
Class A2†	—	876,436
Class C	403,334	977,167
Class I	1,241,123	1,516,208
Class IS	593,132	612,938
Total	$6,607,810	$8,452,338

Return of Capital:
Class A	—	$2,727,994
Class A2†	—	263,715
Class C	—	458,097
Class I	—	819,754
Class IS	—	351,602
Total	—	$4,621,162

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At April 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	691,101	$14,628,518	4,263,867	$86,429,996
Shares issued on reinvestment	199,603	4,211,850	354,163	6,860,921
Shares repurchased	(672,542)	(14,236,697)	(981,661)	(19,031,296)
Net increase	218,162	$4,603,671	3,636,369	$74,259,621

Class A2†
Shares sold	—	—	179,135	$3,383,370
Shares issued on reinvestment	—	—	62,649	1,140,151
Shares repurchased	—	—	(3,399,303)	(68,506,260)
Net decrease	—	—	(3,157,519)	$(63,982,739)

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class C
Shares sold	38,786	$780,538	54,001	$965,437
Shares issued on reinvestment	20,070	399,280	78,367	1,406,023
Shares repurchased	(463,942)	(9,269,867)	(1,706,634)	(31,457,988)
Net decrease	(405,086)	$(8,090,049)	(1,574,266)	$(29,086,528)

Class I
Shares sold	342,729	$7,318,859	498,295	$10,090,502
Shares issued on reinvestment	56,362	1,199,540	117,289	2,265,999
Shares repurchased	(397,931)	(8,446,908)	(778,437)	(14,854,961)
Net increase (decrease)	1,160	$71,491	(162,853)	$(2,498,460)

Class IS
Shares sold	259,156	$5,571,894	533,708	$10,487,325
Shares issued on reinvestment	27,841	592,491	4,032	78,459
Shares repurchased	(159,986)	(3,437,599)	(163,987)	(3,278,832)
Net increase	127,011	$2,726,786	373,753	$7,286,952

†

On June 24, 2021, the Fund converted 2,887,158 Class A2 shares into 2,877,309 Class A shares, valued at $59,042,384. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2022. The following transactions were effected in such company for the six months ended April 30, 2022.

	Affiliate Value at October 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$837,233	$8,031,302	8,031,302	$7,755,897	7,755,897

28	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$409	—	$1,112,638

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2022.

10. Deferred capital losses

As of October 31, 2021, the Fund had deferred capital losses of $74,037,917, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

30	ClearBridge Tactical Dividend Income Fund 2022 Semi-Annual Report

ClearBridge

Tactical Dividend Income Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

ClearBridge Tactical Dividend Income Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Tactical Dividend Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Tactical Dividend Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore,MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02555 6/22 SR22-4426

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 24, 2022